STATEMENT OF ADDITIONAL INFORMATION

APRIL 1, 2025
AS SUPPLEMENTED TO DATE

LORD ABBETT INVESTMENT TRUST

Lord Abbett Multi-Asset Balanced Opportunity Fund				Lord Abbett Core Fixed Income Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LABFX	R2	BLAQX	A	LCRAX	R2	LCRQX
C	BFLAX	R3	BLARX	C	LCRCX	R3	LCRRX
F	BLAFX	R4	BLASX	F	LCRFX	R4	LCRSX
F3	LOBFX	R5	BLATX	F3	LCROX	R5	LCRTX
I	LABYX	R6	BLAVX	I	LCRYX	R6	LCRVX
P	LABPX			P	N/A

Lord Abbett Multi-Asset Income Fund				Lord Abbett Core Plus Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	ISFAX	R2	LIGQX	A	LAPLX	R2	N/A
C	ISFCX	R3	LIXRX	C	LAPCX	R3	LAPQX
F	LIGFX	R4	LIXSX	F	LPLFX	R4	LAPUX
F3	ISFOX	R5	LIXTX	F3	LOPLX	R5	LAPVX
I	ISFYX	R6	LIXVX	I	LAPIX	R6	LAPWX
P	N/A

Lord Abbett Convertible Fund				Lord Abbett Floating Rate Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LACFX	R2	LBCQX	A	LFRAX	R2	LFRRX
C	LACCX	R3	LCFRX	C	LARCX	R3	LRRRX
F	LBFFX	R4	LCFSX	F	LFRFX	R4	LRRKX
F3	LOCFX	R5	LCFTX	F3	LFROX	R5	LRRTX
I	LCFYX	R6	LCFVX	I	LFRIX	R6	LRRVX
P	LCFPX

Lord Abbett High Yield Fund				Lord Abbett Short Duration Income Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LHYAX	R2	LHYQX	A	LALDX	R2	LDLQX
C	LHYCX	R3	LHYRX	C	LDLAX	R3	LDLRX
F	LHYFX	R4	LHYSX	F	LDLFX	R4	LDLKX
F3	LHYOX	R5	LHYTX	F3	LOLDX	R5	LDLTX
I	LAHYX	R6	LHYVX	I	LLDYX	R6	LDLVX
P	LHYPX			P	N/A

Lord Abbett Income Fund				Lord Abbett Total Return Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LAGVX	R2	LAUQX	A	LTRAX	R2	LTRQX
C	LAUSX	R3	LAURX	C	LTRCX	R3	LTRRX
F	LAUFX	R4	LAUKX	F	LTRFX	R4	LTRKX
F3	LOGVX	R5	LAUTX	F3	LTROX	R5	LTRTX
I	LAUYX	R6	LAUVX	I	LTRYX	R6	LTRHX
P	N/A			P	LTRPX

Lord Abbett Inflation Focused Fund				Lord Abbett Ultra Short Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LIFAX	R2	LIFQX	A	LUBAX	I	LUBYX
C	LIFCX	R3	LIFRX	A1	LUSNX	R5	LUBVX
F	LIFFX	R4	LIFKX	F	LUBFX	R6	LUBWX
F3	LIFOX	R5	LIFTX	F3	LUBOX
I	LIFIX	R6	LIFVX

Lord Abbett Short Duration Core Bond Fund

CLASS	TICKER	CLASS	TICKER
A	LDCAX	R2	N/A
C	LDCCX	R3	LDCRX
F	LDCFX	R4	LSCSX
F3	LSCOX	R5	LSCUX
I	LSCIX	R6	LDCVX

This SAI is not a prospectus. A prospectus may be obtained from your financial intermediary or from the Distributor at 30 Hudson Street, Jersey City, NJ 07302-4804. This SAI is divided into two Parts - Part I and Part II. Part I contains information that is particular to the Funds offered in this SAI, and should be read in conjunction with the prospectus for the Funds offered in this SAI, dated April 1, 2025, as supplemented from time to time. Part I includes information about the Funds, including investment policies, management fees paid by the Funds, and information about other fees applicable to and services provided to the Funds. Part II contains additional information that more generally applies to the Lord Abbett Funds.

Each Fund’s audited financial statements are incorporated into this SAI  by reference to the Funds’ most recent Form N-CSR. The Funds’ annual and semiannual reports to shareholders and Form N-CSR are available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your financial intermediary.

PART I
TABLE OF CONTENTS

PAGE

1.	GLOSSARY	1-1
2.	FUND INFORMATION	2-1
3.	INVESTMENT POLICIES	3-1
4.	FUND INVESTMENTS	4-1
5.	BOARD MEMBERS	5-1
6.	INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES	6-1
7.	PORTFOLIO MANAGER INFORMATION	7-1
8.	SECURITIES LENDING	8-1
9.	CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	9-1
10.	FINANCIAL STATEMENTS	10-1

1.
GLOSSARY

Lord Abbett Investment Trust is comprised of the following Funds:

Lord Abbett Multi-Asset Balanced Opportunity Fund: Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Income Fund: Multi-Asset Income Fund

Lord Abbett Convertible Fund: Convertible Fund

Lord Abbett Core Fixed Income Fund: Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund: Core Plus Bond Fund

Lord Abbett Floating Rate Fund: Floating Rate Fund

Lord Abbett High Yield Fund: High Yield Fund

Lord Abbett Income Fund: Income Fund

Lord Abbett Inflation Focused Fund: Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund: Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund: Short Duration Income Fund

Lord Abbett Total Return Fund: Total Return Fund

Lord Abbett Ultra Short Bond Fund: Ultra Short Bond Fund

Lord Abbett Funds are comprised of the following management investment companies:

Lord Abbett Affiliated Fund, Inc.: Affiliated Fund

Lord Abbett Bond Debenture Fund, Inc.: Bond Debenture Fund

Lord Abbett Developing Growth Fund, Inc.: Developing Growth Fund

Lord Abbett Global Fund, Inc.: Global Fund

Lord Abbett Investment Trust: Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.: Mid Cap Stock Fund

Lord Abbett Municipal Income Fund, Inc.: Municipal Income Fund

Lord Abbett Research Fund, Inc.: Research Fund

Lord Abbett Securities Trust: Securities Trust

Lord Abbett Series Fund, Inc.: Series Fund

Lord Abbett Trust I: Trust I

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.: Money Market Fund

Part I

1-1

1933 Act	Securities Act of 1933, as amended
1940 Act	Investment Company Act of 1940, as amended
Board	Board of Trustees
Board Member(s)	Trustee(s) of the Board
CDSC	Contingent deferred sales charge
CEA	Commodity Exchange Act, as amended
CPO	Commodity pool operator
Distributor	Lord Abbett Distributor LLC
Fund(s)	Each separate investment portfolio of a Registrant or, if a Registrant has only a single investment portfolio, the Registrant
Fund(s)-of-Funds	Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund
Independent Board Member(s)	Trustee(s) of the Board who are not “interested persons” as defined in the 1940 Act, of each Fund
Interested Board Member(s)	Trustee(s) of the Board who are not Independent Board Members
Lord Abbett	Lord, Abbett & Co. LLC
Moody’s	Moody’s Investors Service, Inc.
NYSE	New York Stock Exchange
Registrant	Investment Trust
Rule 12b-1 Plan	Distribution and/or Shareholder Service Plan adopted under Rule 12b-1 (under the 1940 Act)
S&P	S&P Global Ratings
SAI	Statement of Additional Information
SEC	United States Securities and Exchange Commission
Underlying Funds	Affiliated mutual funds managed by Lord Abbett

Part I

1-2

2.
FUND INFORMATION

The Registrant is an open-end management investment company registered under the 1940 Act. All Funds are diversified within the meaning of the 1940 Act. The tables below set forth information about the Registrant’s organization.

Registrant Organization

Registrant	Form of Organization	Date of Organization	Number of Funds	Shares Available for Issuance
Investment Trust	Delaware statutory trust	August 16, 1993	13	Unlimited

Part I

2-1

3.
INVESTMENT POLICIES

Fundamental Investment Restrictions. Each Fund’s investment objective cannot be changed without the approval of a “majority of the Fund’s outstanding shares,”1 except for the investment objective of Short Duration Core Bond Fund, which may be changed by the Board without shareholder approval. Each Fund also is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of each Fund’s outstanding shares.

Each Fund may not:

1. borrow money, except that (i) it may borrow from banks (as defined in the 1940 Act)2 in amounts up to 33⅓% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the extent permitted by applicable law,3 and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

2. pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law);4

3. engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

4. with respect to Floating Rate Fund, make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan interests (including novations, assignments, and participations), bank certificates of deposit, acceptances, debentures, or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the Fund may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction;

with respect to Inflation Focused Fund, make loans to other persons, except that the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

1   A “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

[2]  The term “bank” is defined in Section 2(a)(5) of the 1940 Act.

3  SEC staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

[4]  For the purpose of this restriction the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

Part I

3-1

with respect to each Fund except Floating Rate Fund and Inflation Focused Fund, make loans to other persons, except that (i) the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

5. buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies, which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a CPO under the CEA as, for example, with futures contracts);

6. with respect to 75% of each Fund’s gross assets, buy securities of one issuer representing more than (i) 5% of each Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and for each of the Fund-of-Funds, securities issued by an investment company or (ii) 10% of the voting securities of such issuer;5

7. with respect to Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund, and Short Duration Income Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry excluding securities of the U.S. Government, its agencies and instrumentalities;

8. with respect to Income Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry;

9. with respect to Core Fixed Income Fund, Core Plus Bond Fund, Short Duration Core Bond Fund, and Total Return Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and mortgage-backed securities as described under “Mortgage-Related and other Asset-Backed Securities” below); or

10. with respect to Ultra Short Bond Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and the financial services industry); or

11. issue senior securities to the extent such issuance would violate applicable law.6

[5]  For purposes of this fundamental investment restriction, the term “gross assets” means “total assets.”

[6]  Current federal securities laws prohibit each Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33⅓% of its total assets (including the amount borrowed).

Part I

3-2

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first fundamental investment restriction, with which the Funds must comply on a continuous basis. For purposes of these restrictions, the Funds, with the exception of Ultra Short Bond Fund, do not consider mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, as representing interests in any particular industry or group of industries.

Non-Fundamental Investment Restriction. Each Fund also is subject to the following non-fundamental investment restriction that may be changed by the Registrant’s Board without shareholder approval.

Each Fund may not invest in securities issued by other investment companies as defined in the 1940 Act, except to the extent permitted by applicable law. A Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Part I

3-3

4.
FUND INVESTMENTS

The following table identifies the investment types and techniques that Lord Abbett may use in managing the Funds. A more detailed description of these investment types and techniques, along with the risks associated with each, is contained in the “Additional Information on Portfolio Investments, Risks, and Techniques” section of Part II. A Fund may use any or all of these investment types and techniques indicated below at any one time, and the fact that a Fund may use a particular investment type or technique does not mean that it will be used. A Fund’s transactions in a particular investment type or use of a particular technique is subject to the limitations imposed by the Fund’s investment objective, policies, and restrictions described in the Funds’ prospectus and in this SAI, as well as the federal securities laws. Each Fund may make other types of investments provided the investments are consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from doing so. In addition, a Fund may receive instruments or investments not contemplated herein through the conversion or exchange of a permissible investment or as a result of the reorganization or bankruptcy of the issuer of an otherwise permissible investment, and the Fund may hold or dispose of these instruments or investments at its discretion.

Please refer to the applicable Fund’s prospectus and the fundamental and non-fundamental investment restrictions in the “Investment Policies” section of Part I for more information on any applicable limitations.

MULTI-ASSET FUNDS
Investment Types and Techniques
	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Cash Balance Management Practices	X	X
Convertible Securities	X	X
Synthetic Convertible Securities	X	X
Contingent Convertible Securities	X	X
Debt Securities	X	X
High-Yield or Lower-Rated Debt Securities	X	X
Defaulted Bonds and Distressed Debt	X	X
Depositary Receipts	X	X
Derivatives	X	X
Combined Transactions	X	X
Commodity-Related Investments	X	X
Credit Derivatives	X	X
Forward Contracts	X	X
Futures Contracts	X	X
Options Contracts	X	X
Participation Notes	X	X
Swap Agreements	X	X
Equity Securities	X	X
Common Stocks	X	X
Initial Public Offerings	X	X
Master Limited Partnerships	X	X
Preferred Stocks	X	X
Warrants and Rights	X	X
Foreign Currency Transactions	X	X
Foreign Securities	X	X
Emerging Market Securities	X	X
Illiquid Securities	X	X

Part I

4-1

MULTI-ASSET FUNDS
Investment Types and Techniques
	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Inflation-Indexed Securities	X	X
Investments in Other Investment Companies	X	X
Loans	X	X
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	X	X
Municipal Bonds	X	X
Non-U.S. Government and Supranational Debt Securities	X	X
Real Estate Investment Trusts	X	X
Short Sales	X	X
Structured Notes and Other Hybrid Instruments	X	X
U.S. Government Securities	X	X
When-Issued or Forward Transactions	X	X
Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds	X	X

FIXED INCOME FUNDS
Investment Types and Techniques
	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Cash Balance Management Practices	X	X	X
Convertible Securities	X	X	X
Synthetic Convertible Securities	X	X	X
Contingent Convertible Securities	X	X	X
Debt Securities	X	X	X
High-Yield or Lower-Rated Debt Securities	X	X	X
Defaulted Bonds and Distressed Debt	X
Depositary Receipts	X	X	X
Derivatives	X	X	X
Combined Transactions
Commodity-Related Investments
Credit Derivatives	X	X	X
Forward Contracts	X	X	X
Futures Contracts	X	X	X
Options Contracts	X	X	X
Participation Notes
Swap Agreements	X	X	X
Equity Securities	X		X
Common Stocks	X		X
Initial Public Offerings	X
Master Limited Partnerships
Preferred Stocks	X		X
Warrants and Rights	X		X
Foreign Currency Transactions	X	X	X
Foreign Securities	X	X	X
Emerging Market Securities	X	X	X

Part I

4-2

FIXED INCOME FUNDS
Investment Types and Techniques
	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Illiquid Securities	X	X	X
Inflation-Indexed Securities	X	X	X
Investments in Other Investment Companies	X	X	X
Loans		X	X
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations		X	X
Municipal Bonds	X	X	X
Non-U.S. Government and Supranational Debt Securities		X	X
Real Estate Investment Trusts	X	X	X
Short Sales	X	X	X
Structured Notes and Other Hybrid Instruments	X	X	X
U.S. Government Securities	X	X	X
When-Issued or Forward Transactions	X	X	X
Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds	X	X	X

FIXED INCOME FUNDS
Investment Types and Techniques
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund
Cash Balance Management Practices	X	X	X	X
Convertible Securities	X	X	X	X
Synthetic Convertible Securities	X	X	X	X
Contingent Convertible Securities	X	X	X	X
Debt Securities	X	X	X	X
High-Yield or Lower-Rated Debt Securities	X	X	X	X
Defaulted Bonds and Distressed Debt	X	X	X	X
Depositary Receipts	X	X	X	X
Derivatives	X	X	X	X
Combined Transactions
Commodity-Related Investments				X
Credit Derivatives	X	X	X	X
Forward Contracts	X	X	X	X
Futures Contracts	X	X	X	X
Options Contracts	X	X	X	X
Participation Notes
Swap Agreements	X	X	X	X
Equity Securities	X	X	X	X
Common Stocks	X	X
Initial Public Offerings	X	X
Master Limited Partnerships
Preferred Stocks	X	X	X	X
Warrants and Rights		X	X	X
Foreign Currency Transactions	X	X	X	X
Foreign Securities	X	X	X	X
Emerging Market Securities	X	X	X	X

Part I

4-3

FIXED INCOME FUNDS
Investment Types and Techniques
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund
Illiquid Securities	X	X	X	X
Inflation-Indexed Securities	X	X	X	X
Investments in Other Investment Companies	X	X	X	X
Loans	X	X	X	X
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	X	X	X	X
Municipal Bonds	X	X	X	X
Non-U.S. Government and Supranational Debt Securities		X	X	X
Real Estate Investment Trusts	X	X	X	X
Short Sales	X	X	X	X
Structured Notes and Other Hybrid Instruments	X	X	X	X
U.S. Government Securities	X	X	X	X
When-Issued or Forward Transactions	X	X	X	X
Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds	X	X	X	X

FIXED INCOME FUNDS
Investment Types and Techniques
	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Cash Balance Management Practices	X	X	X	X
Convertible Securities	X	X	X	X
Synthetic Convertible Securities	X	X	X	X
Contingent Convertible Securities	X	X	X	X
Debt Securities	X	X	X	X
High-Yield or Lower-Rated Debt Securities	X*	X	X	X*
Defaulted Bonds and Distressed Debt		X
Depositary Receipts	X	X	X
Derivatives	X	X	X	X
Combined Transactions
Commodity-Related Investments
Credit Derivatives	X	X	X	X
Forward Contracts	X	X	X	X
Futures Contracts	X	X	X	X
Options Contracts	X	X	X	X
Participation Notes
Swap Agreements	X	X	X	X
Equity Securities		X	X
Common Stocks			X
Initial Public Offerings
Master Limited Partnerships
Preferred Stocks		X	X
Warrants and Rights		X	X
Foreign Currency Transactions	X	X	X	X
Foreign Securities	X	X	X	X

Part I

4-4

FIXED INCOME FUNDS
Investment Types and Techniques
	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Emerging Market Securities	X	X	X	X
Illiquid Securities	X	X	X	X
Inflation-Indexed Securities	X	X	X	X
Investments in Other Investment Companies	X	X	X	X
Loans	X	X	X	X
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	X	X	X	X
Municipal Bonds	X	X	X	X
Non-U.S. Government and Supranational Debt Securities	X	X	X	X
Real Estate Investment Trusts	X	X	X	X
Short Sales	X	X	X	X
Structured Notes and Other Hybrid Instruments	X	X	X	X
U.S. Government Securities	X	X	X	X
When-Issued or Forward Transactions	X	X	X	X
Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds	X	X	X	X

*Each of Short Duration Core Bond Fund and Ultra Short Bond Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if it purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded.

Related Additional Investment Restrictions

In addition to the principal investment strategies (and related restrictions) discussed in the Funds’ prospectus, each Fund may use other investment techniques in seeking to achieve its investment objective, as set forth in the table above. The applicable investment restrictions associated with such other investment techniques are set forth below. Please see ‘‘Additional Information on Portfolio Investments, Risks, and Techniques’’ in Part II of the SAI for more information on these and the other investment techniques that may be used by the Funds.

Borrowing Money. Each Fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund may be more volatile and other investment risks will tend to be compounded.

Each Fund may engage in other transactions that may have the effect of creating leverage in the Fund’s portfolio, including, by way of example, derivatives transactions and reverse repurchase agreements. A Fund will generally not treat derivative transactions as borrowings of money.

Direct Investments by Funds-of-Funds. The Underlying Funds of each Fund-of-Funds are listed in “Appendix B: Underlying Funds of the Funds-of-Funds” of the Fund-of-Fund’s prospectus. Please refer to Appendix B and each Underlying Fund’s prospectus for information about the applicable investment restrictions of the Underlying Funds.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security is a security that a Fund reasonably expects cannot be sold or disposed of in then-current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. In determining the liquidity of an investment, a Fund may consider, among other things, the relevant market, trading and investment specific considerations of the security, including anticipated trading sizes.

Part I

4-5

5.
BOARD MEMBERS

The Board Members of the Registrant are also Board Members of each of the Lord Abbett Funds, which collectively consist of 63 funds. For more information on the Board Members, please see the “Management of the Funds” section of Part II.

Compensation

The following table sets forth the compensation accrued by the Registrant for the Independent Board Members and the total compensation paid by all Lord Abbett Funds to the Independent Board Members, including amounts payable but deferred at the option of each Independent Board Member. No Interested Board Member or officer of the Lord Abbett Funds received any compensation from the Funds for acting as a Board Member or officer. The Lord Abbett Funds currently do not offer a bonus, pension, profit-sharing, or retirement plan.

Board Members	For the Fiscal Year Ended November 30, 2024 Aggregate Compensation Accrued by the Registrant[1]	Total Compensation Paid by the Lord Abbett Funds[2]
Evelyn E. Guernsey	$379,001	$630,000
Julie A. Hill[3]	43,214	0
Kathleen M. Lutito	288,849	470,000
Peter J. McNamara[4]	N/A	N/A
James M. McTaggart[5]	273,475	445,000
Charles O. Prince	288,849	470,000
Karla M. Rabusch	295,452	480,000
Lorin Patrick Taylor Radtke	258,100	420,000
Leah Song Richardson	258,100	420,000
Mark A. Schmid	262,722	420,000
James L.L. Tullis[5]	275,108	420,000

1 Independent Board Members’ fees, including attendance fees for Board and committee meetings, are allocated among all Lord Abbett Funds based on the net assets of each Fund. A portion of the fees payable by each Fund to its Independent Board Members may be deferred at the option of a Board Member under an equity-based plan (the “deferred compensation plan”) that deems the deferred amounts to be invested in shares of the Registrant for later distribution to the Board Members. The total deferred amounts for Ms. Guernsey, Ms. Hill, Ms. Lutito, Mr. McTaggart, Mr. Prince, Ms. Rabusch, Mr. Radtke, Ms. Richardson, Mr. Schmid, and Mr. Tullis attributable to the Registrant are $0, $8,077, $43,214, $107,150, $274,156, $0, $129,050, $136,015, $0, and $16,692, respectively.

2 The second column shows total compensation, including the types of compensation described in the “For the Fiscal Year Ended November 30, 2024 Aggregate Compensation Accrued by the Registrant” column, accrued by all Lord Abbett Funds for the calendar year ended December 31, 2024, including fees of Independent Board Members that have been deferred.

3 Ms. Hill retired as a Trustee/Director of the Lord Abbett Funds effective December 31, 2023.

4 Mr. McNamara was appointed as a Trustee/Director of the Lord Abbett Funds effective January 1, 2025.

5 Mr. McTaggart and Mr. Tullis retired as Trustees/Directors of the Lord Abbett Funds effective December 31, 2024.

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5-1

Fund Ownership

The following table sets forth certain information about the dollar range of equity securities beneficially owned by each current Board Member in the Registrant and all other Lord Abbett Funds as of December 31, 2024. The amounts shown include deferred compensation (including any earnings) to the Board Members deemed invested in Fund shares under the deferred compensation plan. The amounts ultimately received by the Board Members under the deferred compensation plan will be directly linked to the investment performance of the Lord Abbett Funds.

Dollar Range of Equity Securities
Board Members	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund	Convertible Fund	Core Fixed Income Fund
Independent Trustees
Evelyn E. Guernsey	$10,001 - $50,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Kathleen M. Lutito	$1 - $10,000	$1 - $10,000	Over $100,000	$1 - $10,000
Peter J. McNamara[1]	N/A	N/A	N/A	N/A
Charles O. Prince	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Karla M. Rabusch	$1 - $10,000	$1 - $10,000	Over $100,000	$1 - $10,000
Lorin Patrick Taylor Radtke	None	None	None	None
Leah Song Richardson	None	None	None	None
Mark A. Schmid	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Interested Trustee
Douglas B. Sieg	$10,001 - $50,000	None	None	None

Dollar Range of Equity Securities
Board Members	Core Plus Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund
Independent Trustees
Evelyn E. Guernsey	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000
Kathleen M. Lutito	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Peter J. McNamara[1]	N/A	N/A	N/A	N/A
Charles O. Prince	$1 - $10,000	$1 - $10,000	$1 - $10,000	Over $100,000
Karla M. Rabusch	$1 - $10,000	Over $100,000	Over $100,000	Over $100,000
Lorin Patrick Taylor Radtke	None	None	None	None
Leah Song Richardson	None	None	None	Over $100,000
Mark A. Schmid	$1 - $10,000	$10,001 - $50,000	$1 - $10,000	$1 - $10,000
Interested Trustee
Douglas B. Sieg	None	None	None	None

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5-2

Dollar Range of Equity Securities
Board Members	Inflation Focused Fund	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund
Independent Trustees
Evelyn E. Guernsey	$1 - $10,000	$1 - $10,000	$50,001 - $100,000	$1 - $10,000
Kathleen M. Lutito	$1 - $10,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
Peter J. McNamara[1]	N/A	N/A	N/A	N/A
Charles O. Prince	$1 - $10,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
Karla M. Rabusch	$1 - $10,000	$1 - $10,000	Over $100,000	$1 - $10,000
Lorin Patrick Taylor Radtke	None	None	None	None
Leah Song Richardson	None	None	None	None
Mark A. Schmid	$1 - $10,000	$1 - $10,000	Over $100,000	$1 - $10,000
Interested Trustee
Douglas B. Sieg	None	None	None	None

Dollar Range of Equity Securities
Board Members	Ultra Short Bond Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett Funds
Independent Trustees
Evelyn E. Guernsey	$10,001 - $50,000	Over $100,000
Kathleen M. Lutito	Over $100,000	Over $100,000
Peter J. McNamara[1]	N/A	N/A
Charles O. Prince	$1 - $10,000	Over $100,000
Karla M. Rabusch	$10,001 - $50,000	Over $100,000
Lorin Patrick Taylor Radtke	None	Over $100,000
Leah Song Richardson	None	Over $100,000
Mark A. Schmid	$10,001 - $50,000	Over $100,000
Interested Trustee
Douglas B. Sieg	None	Over $100,000

1 Mr. McNamara was appointed as a Trustee/Director of the Lord Abbett Funds effective January 1, 2025.

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5-3

Committee Meetings

The following table sets forth the number of times each committee of the Board met during the most recent fiscal year:

Fiscal Year Ended	Audit Committee	Sustainability and Proxy Committee[1]	Governance Committee	Ad Hoc Compensation Committee	Investment Committee	Proxy Conflict Committee[2]
November 30, 2024	5	1	5	0	4	0

1 The Sustainability and Proxy Committee was eliminated, with its responsibilities generally assumed by the Board.

2 The Proxy Conflict Committee was eliminated, with its responsibilities generally assumed by the Board.

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6.
INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES

For more information on Lord Abbett, please see the “Investment Adviser” section of Part II.

Lord Abbett is each Fund’s investment adviser. Lord Abbett is a privately held investment adviser. Lord Abbett’s address is 30 Hudson Street, Jersey City, NJ 07302-4804.

Under the Management Agreements between Lord Abbett and Investment Trust, on behalf of each Fund, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is allocated to each class of shares based upon the relative proportion of each Fund’s net assets represented by that class.

For certain Funds, Lord Abbett has contractually agreed to waive a portion of its fees and reimburse certain expenses. These agreements may be terminated only by the Funds’ Board.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, Rule 12b-1 Plan expenses, Independent Board Members’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Management Fee Rates
The management fee is accrued daily, payable monthly, and calculated at the following annual rates:

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund	0.10%
Convertible Fund
First $1 billion	0.70%
Next $1 billion	0.60%
Over $2 billion	0.57%
Core Fixed Income Fund
First $1 billion	0.24%
Next $1 billion	0.21%
Over $2 billion	0.20%
Core Plus Bond Fund and Total Return Fund
First $4 billion	0.28%
Next $11 billion	0.26%
Over $15 billion	0.25%
Floating Rate Fund
First $1 billion	0.50%
Over $1 billion	0.45%

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6-1

High Yield Fund
First $1 billion	0.60%
Next $1 billion	0.55%
Over $2 billion	0.50%
Income Fund
First $3 billion	0.38%
Next $7 billion	0.35%
Over $10 billion	0.34%
Inflation Focused Fund
First $2 billion	0.30%
Next $3 billion	0.28%
Over $5 billion	0.26%
Short Duration Core Bond Fund
First $1 billion	0.30%
Next $1 billion	0.25%
Over $2 billion	0.20%
Short Duration Income Fund
First $1 billion	0.35%
Next $1 billion	0.30%
Over $2 billion	0.25%
Ultra Short Bond Fund	0.17%

Management Fees Paid to Lord Abbett

The following tables set forth the management fees each Fund paid to Lord Abbett (taking into account any management fee waivers) for the last three fiscal years ended November 30th:

	2022
	Gross Management Fees	Management Fees Waived	Net Management Fees
Multi-Asset Balanced Opportunity Fund	$2,312,061	$0	$2,312,061
Multi-Asset Income Fund	1,119,170	0	1,119,170
Convertible Fund	7,788,685	0	7,788,685
Core Fixed Income Fund	4,295,603	0	4,295,603
Core Plus Bond Fund	1,283,530	(19,191)	1,264,339
Floating Rate Fund	35,098,601	0	35,098,601
High Yield Fund	30,625,080	0	30,625,080
Income Fund	10,563,432	0	10,563,432
Inflation Focused Fund	10,660,691	0	10,660,691
Short Duration Core Bond Fund	718,054	(433,843)	284,211
Short Duration Income Fund	144,173,024	0	144,173,024
Total Return Fund	9,676,666	0	9,676,666
Ultra Short Bond Fund	24,407,067	0	24,407,067

	2023
	Gross Management Fees	Management Fees Waived	Net Management Fees
Multi-Asset Balanced Opportunity Fund	$1,949,056	$0	$1,949,056
Multi-Asset Income Fund	888,119	0	888,119
Convertible Fund	5,015,738	0	5,015,738

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6-2

	2023
	Gross Management Fees	Management Fees Waived	Net Management Fees
Core Fixed Income Fund	5,826,313	0	5,826,313
Core Plus Bond Fund	3,391,266	0	3,391,266
Floating Rate Fund	24,782,900	0	24,782,900
High Yield Fund	22,876,172	0	22,876,172
Income Fund	11,275,046	0	11,275,046
Inflation Focused Fund	5,331,886	0	5,331,886
Short Duration Core Bond Fund	1,082,441	(556,557)	525,884
Short Duration Income Fund	118,741,002	0	118,741,002
Total Return Fund	8,653,362	0	8,653,362
Ultra Short Bond Fund[1]	16,338,108	0	16,338,108

	2024
	Gross Management Fees	Management Fees Waived	Net Management Fees
Multi-Asset Balanced Opportunity Fund	$1,957,357	$0	$1,957,357
Multi-Asset Income Fund	809,582	0	809,582
Convertible Fund	4,064,008	0	4,064,008
Core Fixed Income Fund	8,422,665	0	8,422,665
Core Plus Bond Fund	6,313,663	0	6,313,663
Floating Rate Fund	22,799,143	0	22,799,143
High Yield Fund	20,093,288	0	20,093,288
Income Fund	17,072,755	0	17,072,755
Inflation Focused Fund	2,654,895	0	2,654,895
Short Duration Core Bond Fund	1,427,263	(570,621)	856,642
Short Duration Income Fund	107,976,757	0	107,976,757
Total Return Fund	9,804,862	0	9,804,862
Ultra Short Bond Fund	17,076,257	0	17,076,257

Contractual Fee Waivers and Expense Limitations

Lord Abbett has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent necessary to limit each Fund’s total net annual operating expenses (excluding certain expenses such as fees under a Rule 12b-1 Plan and acquired fund fees and expenses) to the annual rates set forth in the following table. This agreement may be terminated only by the Fund’s Board.

	Contract Period	Class F3 and R6	All Other Share Classes
Core Plus Bond Fund	April 1, 2025 - March 31, 2026	0.41%	0.48%
Short Duration Core Bond Fund	April 1, 2025 - March 31, 2026	0.31%	0.40%

As to Core Fixed Income Fund and Total Return Fund, for the period from April 1, 2025 through March 31, 2026, Lord Abbett has contractually agreed to waive each Fund’s Class I shareholder servicing expenses at the annual rate of 0.04% of the Fund’s average daily net assets.

Administrative Services Fees Paid to Lord Abbett
Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Funds. The following table

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6-3

sets forth the administrative services fees each Fund paid to Lord Abbett for the last three fiscal years ended November 30th:

	2022
	Gross Administrative Fees	Administrative Fees Voluntarily Waived	Net Administrative Fees
Multi-Asset Balanced Opportunity Fund	$924,824	$(94,132)	$830,692
Multi-Asset Income Fund	447,668	(33,146)	414,522
Convertible Fund	453,380	(63,898)	389,482
Core Fixed Income Fund	761,380	(31,672)	729,708
Core Plus Bond Fund	183,362	(5,925)	177,437
Floating Rate Fund	3,075,431	(72,295)	3,003,136
High Yield Fund	2,330,006	(182,172)	2,147,834
Income Fund	1,113,099	(40,681)	1,072,418
Inflation Focused Fund	1,465,813	(99,348)	1,366,465
Short Duration Core Bond Fund	95,741	(12,669)	83,072
Short Duration Income Fund	22,827,684	(582,708)	22,244,976
Total Return Fund	1,382,679	(77,811)	1,304,868
Ultra Short Bond Fund	5,742,839	(172,171)	5,570,668

	2023
	Gross Administrative Fees	Administrative Fees Voluntarily Waived	Net Administrative Fees
Multi-Asset Balanced Opportunity Fund	$779,622	$(151,781)	$627,841
Multi-Asset Income Fund	355,247	(84,803)	270,444
Convertible Fund	286,614	(16,511)	270,103
Core Fixed Income Fund	1,065,263	(63,470)	1,001,793
Core Plus Bond Fund	484,467	(44,330)	440,137
Floating Rate Fund	2,158,480	(116,652)	2,041,828
High Yield Fund	1,710,094	(110,628)	1,599,466
Income Fund	1,190,466	(94,481)	1,095,985
Inflation Focused Fund	713,253	(111,235)	602,018
Short Duration Core Bond Fund	144,325	(23,557)	120,768
Short Duration Income Fund	18,758,560	(572,561)	18,185,999
Total Return Fund	1,236,195	(70,455)	1,165,740
Ultra Short Bond Fund	3,844,260	(103,779)	3,740,481

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6-4

	2024
	Gross Administrative Fees	Administrative Fees Voluntarily Waived	Net Administrative Fees
Multi-Asset Balanced Opportunity Fund	$782,943	$(11,450)	$771,493
Multi-Asset Income Fund	323,833	(30,529)	293,304
Convertible Fund	232,229	(14,835)	217,394
Core Fixed Income Fund	1,584,533	(61,508)	1,523,025
Core Plus Bond Fund	901,952	(40,233)	861,719
Floating Rate Fund	1,982,146	(67,386)	1,914,760
High Yield Fund	1,487,463	(102,063)	1,385,400
Income Fund	1,848,315	(76,441)	1,771,874
Inflation Focused Fund	353,986	(110,554)	243,432
Short Duration Core Bond Fund	190,302	(20,012)	170,290
Short Duration Income Fund	17,036,281	(409,356)	16,626,925
Total Return Fund	1,400,694	(54,009)	1,346,685
Ultra Short Bond Fund	4,017,943	(96,848)	3,921,095

Distributor

For additional information on the Distributor, please see the “Investment Advisory and Other Services, Fees, and Expenses – Distributor” section of Part II. The Distributor received no other compensation (including compensation on redemption and repurchase and brokerage commissions in connections with Fund transactions) apart from that reflected below.

The following table sets forth the net sales charge received (after allowance of a portion of the sales charge to independent dealers) by the Distributor, as the Registrant’s principal underwriter, for the last three fiscal years ended November 30th:

	2022	2023	2024
Gross sales charge	$6,347,973	$10,140,498	$19,751,548
Amount allowed to dealers	5,426,401	9,371,703	18,602,686
Net commissions received by the Distributor	921,572	768,795	1,148,862

The following table sets forth the CDSC received by the Distributor for the last three fiscal years ended November 30th:

	2022	2023	2024
CDSC received by the Distributor	$2,897,345	$855,619	$789,321

Rule 12b-1 Plan

For additional information on the Rule 12b-1 Plan, please see the “Investment Advisory and Other Services, Fees, and Expenses – Rule 12b-1 Plan” section of Part II.

The following table sets forth the amounts paid by each applicable class of the Funds to the Distributor pursuant to the Rule 12b-1 Plan for the fiscal year ended November 30, 2022:

	Class A	Class A1	Class C	Class F
Multi-Asset Balanced Opportunity Fund	$4,402,818	N/A	$587,304	$7,599
Multi-Asset Income Fund	1,621,172	N/A	385,307	15,027
Convertible Fund	297,612	N/A	213,695	16,731
Core Fixed Income Fund	1,314,884	N/A	311,342	64,598
Core Plus Bond Fund	410,664	N/A	187,550	20,434
Floating Rate Fund	3,131,080	N/A	2,444,302	214,002

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6-5

High Yield Fund	1,427,822	N/A	964,789	94,820
Income Fund	2,311,653	N/A	386,080	39,724
Inflation Focused Fund	370,800	N/A	290,810	29,030
Short Duration Core Bond Fund	171,586	N/A	56,782	6,418
Short Duration Income Fund	14,982,314	N/A	11,790,497	1,230,628
Total Return Fund	1,976,860	N/A	220,461	74,089
Ultra Short Bond Fund	6,260,533	9,982	229,933	584,580

	Class P	Class R2	Class R3	Class R4
Multi-Asset Balanced Opportunity Fund	$727	$5,228	$227,000	$30,853
Multi-Asset Income Fund	0	2,158	69,875	5,073
Convertible Fund	181	557	93,600	741
Core Fixed Income Fund	0	3,630	23,012	25,953
Core Plus Bond Fund	0	0	2,335	2,599
Floating Rate Fund	0	4,655	465,722	3,363
High Yield Fund	0	32,324	416,865	150,948
Income Fund	0	4,146	256,099	14,886
Inflation Focused Fund	0	2,768	4,008	6,170
Short Duration Core Bond Fund	0	0	1,630	92
Short Duration Income Fund	0	32,586	1,528,225	369,384
Total Return Fund	111	7,255	136,539	78,774
Ultra Short Bond Fund	0	0	0	0

Brokerage Commissions

The Funds’ policy with respect to portfolio transactions and brokerage is set forth under the “Brokerage Allocation and Other Practices” section of Part II.

Brokerage Commissions Paid to Independent Broker-Dealer Firms.
The following table sets forth the total brokerage commissions on transactions of securities each Fund paid to independent broker-dealer firms for the last three fiscal years ended November 30th:

	2022	2023	2024
Multi-Asset Balanced Opportunity Fund	$71,924	$21,872	$8,876
Multi-Asset Income Fund	35,440	10,909	3,856
Convertible Fund[1]	26,548	375,456	33,601
Core Fixed Income Fund	43,201	48,972	0
Core Plus Bond Fund	16,395	33,339	0
Floating Rate Fund	284,522	72,269	94,187
High Yield Fund	1,435,561	726,195	447,897
Income Fund	93,256	104,664	0
Inflation Focused Fund	128,480	40,965	0
Short Duration Core Bond Fund	6,568	0	0
Short Duration Income Fund	1,491,590	952,369	0
Total Return Fund	98,686	77,486	0
Ultra Short Bond Fund	20,921	30,029	0

1The higher brokerage commissions for the Fund in the fiscal year 2023 were due to an overall increase in trading volume.

The amount of brokerage commissions paid by a Fund may change from year to year because of changing asset levels, shareholder activity, and portfolio turnover, among other factors.

In addition to the purchase of research services through “commission sharing arrangements,” Lord Abbett purchased third party research services with its own resources during the past three fiscal years ended November 30th.

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6-6

The following table sets forth the amount of portfolio transactions directed by each Fund to broker-dealers that provided research services for the fiscal year ended November 30, 2024, for which the Fund paid the brokerage commissions indicated:

	Transactions	Commissions
Multi-Asset Balanced Opportunity Fund	$0	$2,011
Multi-Asset Income Fund	0	835
Convertible Fund	26,348,122	10127
Core Fixed Income Fund	0	0
Core Plus Bond Fund	0	0
Floating Rate Fund	129,225,683	17,951
High Yield Fund	519,944,707	333,367
Income Fund	0	0
Inflation Focused Fund	0	0
Short Duration Core Bond Fund	0	0
Short Duration Income Fund	0	0
Total Return Fund	0	0
Ultra Short Bond Fund	0	0

Regular Broker-Dealers

During the fiscal year ended November 30, 2024, each Fund acquired securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 under the 1940 Act, that derived, or have a parent that derived, more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser, as follows:

	Regular Broker or Dealers	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
Multi-Asset Balanced Opportunity Fund	None	None

Multi-Asset Income Fund	None	None

Convertible Fund	BANK OF AMERICA, N.A.	$22,014,538

Core Fixed Income Fund	BANK OF AMERICA, N.A.	52,752,129.07
	Barclays Capital Inc.	18,457,503.29
	BNP PARIBAS	4,024,624.52
	Citigroup Global Markets Inc.	56,257,793.47
	Goldman, Sachs & Co.	40,138,748.88
	JPmorgan Chase Bank N.A	91,701,604.71
	MORGAN STANLEY AND CO., LLC	47,794,368.10
	UBS Financial Services Inc.	46,386,414.27
	Wells Fargo Advisors PCG	56,361,610.50

Core Plus Bond Fund	BANK OF AMERICA, N.A.	27,265,790.17
	Barclays Capital Inc.	10,254,168.50
	BNP PARIBAS	9,266,596.03
	Citigroup Global Markets Inc.	17,341,242.26
	Goldman, Sachs & Co.	10,526,601.26
	HSBC Securities USA, Inc.	0
	JPmorgan Chase Bank N.A	39,139,496.15
	LPL Independent Advisor Services	16,811,087.96

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6-7

	Morgan Stanley Wealth Management	31,539,889.14
	RBC Capital Markets	1,448,896.62

Floating Rate Fund	JPmorgan Chase Bank N.A	0
	Barclays Capital Inc.	0

High Yield Fund	UBS Securities LLC	4,720,959
	Goldman, Sachs & Co.	0

Income Fund	BANK OF AMERICA, N.A.	20,933,024.03
	Barclays Capital Inc.	11,049,004.70
	BNP PARIBAS	10,785,848.89
	Citigroup Global Markets Inc.	51,254,395.97
	Goldman, Sachs & Co.	17,291,961.34
	JPmorgan Chase Bank N.A	44,145,745.75
	MORGAN STANLEY AND CO., LLC	66,249,124
	Wells Fargo Securities, LLC	30,016,328
	LPL Independent Advisor Services	33,283,715
	UBS Financial Services Inc.	48,641,709

Inflation Focused Fund	BANK OF AMERICA, N.A.	2,916,546
	Barclays Capital Inc.	7,817,124
	Citigroup Global Markets Inc.	2,019,484
	Deutsche Bank Securities Inc.	11,344,628
	Goldman, Sachs & Co.	3,260,785
	JPmorgan Chase Bank N.A	2,467,474
	MORGAN STANLEY AND CO., LLC	0
	Royal Bank of Canada	8,745,311
	Wells Fargo Securities, LLC	572,943
	Truist Investment Services, Inc.	2,060,509
	Wells Fargo Securities, LLC	2,916,546

Short Duration Core Bond Fund	Ameriprise Financial Services, Inc.
	Fidelity Brokerage Serv	315,900
	LPL Independent Advisor Services	3,867,633
	BANK OF AMERICA, N.A.	3,947,342
	Barclays Capital Inc.	3,232,694
	Citigroup Global Markets Inc.	7,876,829
	Goldman, Sachs & Co.	3,351,623
	JPmorgan Chase Bank N.A	1,768,226
	MORGAN STANLEY AND CO., LLC	6,023,028
	TORONTO DOMINION BANK, THE	687,917
	Wells Fargo Securities, LLC	6,847,734

Short Duration Income Fund	Ameriprise Financial Services, Inc.
	BANK OF AMERICA, N.A.	378,320,259
	Barclays Capital Inc.	401,896,986
	Citigroup Global Markets Inc.	628,150,552
	Goldman, Sachs & Co.	419,662,166
	JPmorgan Chase Bank N.A	394,205,659
	LPL Independent Advisor Services	188,032,459
	MORGAN STANLEY AND CO., LLC	248,140,821
	RBC Capital Markets	0
	Royal Bank of Canada	0

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6-8

	TORONTO DOMINION BANK, THE	0
	UBS Financial Services Inc.	406,901,338
	Wells Fargo Securities, LLC	499,137,086

Total Return Fund	BANK OF AMERICA, N.A.	55,048,697
	Barclays Capital Inc.	0
	BNP PARIBAS	18,310,945
	Citigroup Global Markets Inc.	26,674,117
	Goldman, Sachs & Co.	21,336,929
	HSBC Securities USA, Inc.	0
	JPmorgan Chase Bank N.A	57,533,300
	MORGAN STANLEY AND CO., LLC	29,961,255
	PNC Investments	15,864,073

Ultra Short Bond Fund	Citigroup Global Markets Inc	290,652,664
	JP Morgan Advisors	142,936,352
	Morgan Stanley Wealth Management	158,481,710
	RBC Capital Markets	136,921,759
	UBS Financial Services Inc.	200,349,883
	BANK OF AMERICA, N.A.	163,069,895
	Barclays Capital Inc.	92,524,702
	Deutsche Bank Securities Inc.	14,386,322
	Goldman, Sachs & Co.	188,603,946
	TORONTO DOMINION BANK, THE	64,919,808
	Wells Fargo Securities, LLC	159,886,676

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6-9

7.
PORTFOLIO MANAGER INFORMATION

Other Accounts Managed

The following table sets forth information about the other accounts managed by the Funds’ portfolio managers as of the Funds’ fiscal year ended November 30, 2024 (or another date, if indicated). For more information, please see the “Portfolio Management Information” section of Part II. The data shown below are approximate.

Included in the Registered Investment Companies category are those U.S.-registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett.

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Multi-Asset Balanced Opportunity Fund
Giulio Martini	2	1,484.08	0	0	0	0
Robert A. Lee	18	94,859.59	11	11,298.98	1221	5,481.75
Steven F. Rocco	20	98,426.11	14	11,256.96	16	4,029.28
Jahiz Barlas	2	1,484.08	0	0	0	0

Multi-Asset Income Fund
Giulio Martini	2	2,706.01	0	0	0	0
Robert A. Lee	18	96,081.52	11	11,298.98	1221	5,481.75
Steven F. Rocco	20	99,648.04	14	11,256.96	16	4,029.28
Jahiz Barlas	2	2,706.01	0	0	0	0

Convertible Fund
Alan R. Kurtz	0	0	0	0	1564	633.30
Jeremy I. Lehmann	0	0	0	0	1564	633.30

Core Fixed Income Fund
Robert A. Lee	18	92,387.65	11	11,298.98	1221	5,481.75
Kewjin Yuoh	16	95,231.93	9	10,349.66	667	244.18
Andrew H. O’Brien	16	91,518.05	8	10,106.09	25	3,432.87
Leah G. Traub	7	8,520.36	3	1,326.76	667	244.18
Adam C. Castle	13	64,820.40	7	9,503.34	0	0
Harris A. Trifon	9	50,330.89	4	7,783.19	0	0
Karen J. Gunnerson	5	7,759.48	3	2,510.38	0	0
Yoana N. Koleva[1]	N/A	N/A	N/A	N/A	N/A	N/A

Core Plus Bond Fund
Robert A. Lee	18	93,492.89	11	11,298.98	1221	5,481.75
Kewjin Yuoh	16	96,337.18	9	10,349.66	667	244.18
Andrew H. O’Brien	16	92,623.30	8	10,106.09	25	3,432.87

Part I

7-1

Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Steven F. Rocco	20	97,059.41	14	11,256.96	16	4,029.28
Leah G. Traub	7	9,625.60	3	1,326.76	667	244.18
Adam C. Castle	13	65,925.65	7	9,503.34	0	0
Harris A. Trifon	9	51,436.13	4	7,783.19	0	0
Karen J. Gunnerson	5	8,864.73	3	2,510.38	0	0
Yoana N. Koleva[1]	N/A	N/A	N/A	N/A	N/A	N/A

Floating Rate Fund
Kearney M. Posner	2	170.25	2	209.69	0	0
Christopher J. Gizzo	5	33,764.57	2	2,081.66	0	0
Robert A. Lee	18	92,103.65	11	11,298.98	1221	5,481.75
Steven F. Rocco	20	95,670.17	14	11,256.96	16	4,029.28

High Yield Fund
Steven F. Rocco	20	96,800.94	14	11,256.96	16	4,029.28
Robert A. Lee	18	93,234.42	11	11,298.98	1221	5,481.75
Christopher J. Gizzo	5	34,895.34	2	2,081.66	0	0

Income Fund
Andrew H. O’Brien	16	90,418.29	8	10,106.09	25	3,432.87
Robert A. Lee	18	91,287.89	11	11,298.98	1221	5,481.75
Steven F. Rocco	20	94,854.41	14	11,256.96	16	4,029.28
Yoana N. Koleva	6	54,503.10	1	1,372.46	1	80.41
Ty J. Kern[1]	N/A	N/A	N/A	N/A	N/A	N/A
Gregory H. Benz[1]	N/A	N/A	N/A	N/A	N/A	N/A

Inflation Focused Fund
Leah G. Traub	7	12,298.56	3	1,326.76	667	244.18
Kewjin Yuoh	16	99,010.14	9	10,349.66	667	244.18
Robert A. Lee	18	96,165.85	11	11,298.98	1221	5,481.75
Andrew H. O’Brien	16	95,296.25	8	10,106.09	25	3,432.87
Steven F. Rocco	20	99,732.37	14	11,256.96	16	4,029.28

Short Duration Core Bond Fund
Andrew H. O’Brien	16	95,516.66	8	10,106.09	25	3,432.87
Kewjin Yuoh	16	99,230.54	9	10,349.66	667	244.18
Adam C. Castle	13	68,819.01	7	9,503.34	0	0
Yoana N. Koleva	6	59,601.47	1	1,372.46	1	80.41
Ty J. Kern	0	0	0	0	0	0
Gregory H. Benz[1]	N/A	N/A	N/A	N/A	N/A	N/A

Short Duration Income Fund
Andrew H. O’Brien	16	53,935.88	8	10,106.09	25	3,432.87
Robert A. Lee	18	54,805.48	11	11,298.98	1221	5,481.75
Kewjin Yuoh	16	57,649.76	9	10,349.66	667	244.18
Steven F. Rocco	20	58,371.99	14	11,256.96	16	4,029.28
Adam C. Castle	13	27,238.23	7	9,503.34	0	0
Harris A. Trifon	9	12,748.72	4	7,783.19	0	0
Yoana N. Koleva	6	18,020.69	1	1,372.46	1	80.41

Part I

7-2

Number of Registered Investment Companies	Total Assets ($MM)		Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)

Total Return Fund
Robert A. Lee	18	93,168.38	11	11,298.98	1221	5,481.75
Kewjin Yuoh	16	96,012.67	9	10,349.66	667	244.18
Andrew H. O’Brien	16	92,298.78	8	10,106.09	25	3,432.87
Steven F. Rocco	20	96,734.90	14	11,256.96	16	4,029.28
Leah G. Traub	7	9,301.09	3	1,326.76	667	244.18
Adam C. Castle	13	65,601.13	7	9,503.34	0	0
Harris A. Trifon	9	51,111.62	4	7,783.19	0	0
Karen J. Gunnerson	5	8,540.21	3	2,510.38	0	0
Yoana N. Koleva[1]	N/A	N/A	N/A	N/A	N/A	N/A

Ultra Short Bond Fund
Yoana N. Koleva	6	48,686.32	1	1,372.46	1	80.41
Andrew H. O’Brien	16	84,601.51	8	10,106.09	25	3,432.87
Kewjin Yuoh	16	88,315.40	9	10,349.66	667	244.18
Adam C. Castle	13	57,903.86	7	9,503.34	0	0

1 Ms. Koleva and Messrs. Kern and Benz were newly added as a portfolio managers to their respective Funds effective April 1, 2025, and their other accounts managed will be reported in a future filing.

Holdings of Portfolio Managers

The following table indicates the dollar range of securities beneficially owned by each portfolio manager in the Funds he or she manages, as of November 30, 2024 (or another date, if indicated). This table includes the value of securities beneficially owned by the portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Ownership of Securities	Aggregate Dollar Range of Securities
Multi-Asset Balanced Opportunity Fund
Giulio Martini	Over $1,000,000
Robert A. Lee	Over $1,000,000
Steven F. Rocco	None
Jahiz Barlas	None

Multi-Asset Income Fund
Giulio Martini	$50,001-$100,000
Robert A. Lee	Over $1,000,000
Steven F. Rocco	None
Jahiz Barlas	None

Convertible Fund
Alan R. Kurtz	Over $1,000,000
Jeremy I. Lehmann	$10,001-$50,000

Core Fixed Income Fund
Robert A. Lee	Over $1,000,000
Kewjin Yuoh	$10,001-$50,000
Andrew H. O’Brien	$10,001-$50,000
Leah G. Traub	$100,001-$500,000

Part I

7-3

Adam C. Castle	$10,001-$50,000
Harris A. Trifon	$10,001-$50,000
Karen J. Gunnerson	None
Yoana Koleva[1]	N/A

Core Plus Bond Fund
Robert A. Lee	Over $1,000,000
Kewjin Yuoh	$10,001-$50,000
Andrew H. O’Brien	$10,001-$50,000
Steven F. Rocco	$50,001-$100,000
Leah G. Traub	$10,001-$50,000
Adam C. Castle	$10,001-$50,000
Harris A. Trifon	$10,001-$50,000
Karen J. Gunnerson	None
Yoana Koleva[1]	N/A

Floating Rate Fund
Kearney M. Posner	$500,001-$1,000,000
Christopher J. Gizzo	$50,001-$100,000
Robert A. Lee	Over $1,000,000
Steven F. Rocco	$100,001-$500,000

High Yield Fund
Steven F. Rocco	Over $1,000,000
Robert A. Lee	Over $1,000,000
Christopher J. Gizzo	$100,001-$500,000

Income Fund
Andrew H. O’Brien	$100,001-$500,000
Robert A. Lee	Over $1,000,000
Steven F. Rocco	$50,001-$100,000
Yoana N. Koleva	$50,001-$100,000
Ty J. Kern[1]	N/A
Gregory H. Benz[1]	N/A

Inflation Focused Fund
Leah G. Traub	$100,001-$500,000
Kewjin Yuoh	$50,001-$100,000
Robert A. Lee	Over $1,000,000
Andrew H. O’Brien	$10,001-$50,000
Steven F. Rocco	$100,001-$500,000

Short Duration Core Bond Fund
Andrew H. O’Brien	$10,001-$50,000
Kewjin Yuoh	$10,001-$50,000
Adam C. Castle	$10,001-$50,000
Yoana N. Koleva	$10,001-$50,000
Ty J. Kern	$10,001-$50,000
Gregory H. Benz[1]	N/A

Short Duration Income Fund
Andrew H. O’Brien	Over $1,000,000
Robert A. Lee	Over $1,000,000

Part I

7-4

Kewjin Yuoh	$100,001-$500,000
Steven F. Rocco	$100,001-$500,000
Adam C. Castle	$10,001-$50,000
Harris A. Trifon	$10,001-$50,000
Yoana N. Koleva	$100,001-$500,000

Total Return Fund
Robert A. Lee	Over $1,000,000
Kewjin Yuoh	$10,001-$50,000
Andrew H. O’Brien	$10,001-$50,000
Steven F. Rocco	$10,001-$50,000
Leah G. Traub	$50,001-$100,000
Adam C. Castle	$10,001-$50,000
Harris A. Trifon	$10,001-$50,000
Karen J. Gunnerson	None
Yoana Koleva[1]	N/A

Ultra Short Bond Fund
Yoana N. Koleva	$100,001-$500,000
Andrew H. O’Brien	Over $1,000,000
Kewjin Yuoh	$1-$10,000
Adam C. Castle	$10,001-$50,000

1 Ms. Koleva and Messrs. Kern and Benz were newly added as a portfolio managers to their respective Funds effective April 1, 2025, and their aggregate dollar range of securities will be reported in a future filing.

Part I

7-5

8.
SECURITIES LENDING

The following table provides the dollar amounts of income and fees and/or compensation related to each Fund’s securities lending activities during the most recent fiscal year:

Convertible Fund
Gross income from securities lending activities	$184,301
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$2,061
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$163,695
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$165,756
Net income from securities lending activities	$18,545

Core Fixed Income Fund
Gross income from securities lending activities	$15,288
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$385
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$11,440
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$11,825
Net income from securities lending activities	$3,463

Core Plus Bond Fund
Gross income from securities lending activities	$295,502
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$6,651
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$228,988
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$235,639
Net income from securities lending activities	$59,863

Part I

8-1

Floating Rate Fund
Gross income from securities lending activities	$446,489
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$5,856
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$387,932
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$393,788
Net income from securities lending activities	$52,701

High Yield Fund
Gross income from securities lending activities	$4,161,013
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$154,346
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$2,617,052
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$2,771,398
Net income from securities lending activities	$1,389,615

Income Fund
Gross income from securities lending activities	$536,238
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$7,678
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$459,455
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$467,133
Net income from securities lending activities	$69,105

Short Duration Core Bond Fund
Gross income from securities lending activities	$661

Part I

8-2

Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$5
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$605
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$610
Net income from securities lending activities	$51

Short Duration Income Fund
Gross income from securities lending activities	$615,800
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$7,487
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$540,924
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$548,411
Net income from securities lending activities	$67,389

Total Return Fund
Gross income from securities lending activities	$281,217
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$7,794
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	-
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$203,277
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$211,071
Net income from securities lending activities	$70,146

Ultra Short Bond Fund
Gross income from securities lending activities	$52,039
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$350
Fees paid for any cash collateral management service (including	-

Part I

8-3

fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split
Administrative fees not included in revenue split	-
Indemnification fee not included in revenue split	-
Rebate (paid to borrower)	$48,540
Other fees not included in revenue split (specify)	-
Aggregate fees/compensation for securities lending activities	$48,890
Net income from securities lending activities	$3,149

Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund, and Inflation Focused Fund did not engage in securities lending during the Funds’ most recent fiscal year.

Citibank, N.A. (“Citibank”) acts as the securities lending agent for the Lord Abbett funds. As securities lending agent, during the last fiscal year, Citibank located borrowers for fund securities, monitored daily the value of the loaned securities and collateral, required additional collateral as necessary, negotiated loan terms, provided certain recordkeeping and account servicing, and arranged for return of loaned securities to the fund at loan termination, and, as applicable, in connection with proxy votes.

Part I

8-4

9.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shareholders beneficially owning more than 25% of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a shareholder vote. As of February 28, 2025, to the best of the Funds’ knowledge, the following persons or entities owned of record or were known by the Funds to beneficially own more than 25% of a Fund’s outstanding shares:

CORE FIXED INCOME FUND
EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	26.36%
INCOME FUND
EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	45.59%
MULTI-ASSET BALANCED OPPORTUNITY OPPORTUNITY FUND
EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	48.18%
TOTAL RETURN FUND
EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	45.47%
ULTRA SHORT BOND FUND
JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	30.85%

As of February 28, 2025, to the best of the Fund’s knowledge, the following persons or entities owned of record or were known by the Fund to beneficially own 5% or more of the specified class of the Fund’s outstanding shares:

CONVERTIBLE FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	15.07%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	8.92%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.21%

Part I

9-1

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	7.14%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.69%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.49%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.40%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	14.03%
CONVERTIBLE FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.45%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.50%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.53%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.01%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.46%

Part I

9-2

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	17.46%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	6.85%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.59%
CONVERTIBLE FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.86%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	40.15%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.92%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.51%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	17.20%
CONVERTIBLE FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	96.41%
CONVERTIBLE FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.21%

Part I

9-3

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.94%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.60%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.29%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.55%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	32.38%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.34%
CONVERTIBLE FUND CLASS P	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	100.00%
CONVERTIBLE FUND CLASS R2	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	52.65%
	HILLTOP SECURITIES FBO 100704741 717 N HARWOOD ST STE 3400 DALLAS TX 75201-6534	16.74%
	CAPITAL BANK & TRUST CO FBO C/O FASCORE DESERT SERVICES INTERNATIONAL INC 4 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	29.93%

Part I

9-4

CONVERTIBLE FUND CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	96.32%
CONVERTIBLE FUND CLASS R4	RELIANCE TRUST COMPANY FBO T ROWE PRICE RETIREMENT PLAN CLIENTS PO BOX 78446 ATLANTA, GEORGIA 30357	9.53%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	37.27%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	47.36%
CONVERTIBLE FUND CLASS R5	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	90.15%
CONVERTIBLE FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	60.62%
	ASCENSUS TRUST COMPANY FBO WILLIAMS P&R SURGERY, PC 401(K) PS 686303 P.O. BOX 10758 FARGO ND 58106-0758	8.19%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	8.11%
CORE FIXED INCOME FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	65.47%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.88%

Part I

9-5

CORE FIXED INCOME FUND CLASS C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.60%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.98%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	27.10%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.22%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	7.10%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	10.80%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	15.25%
CORE FIXED INCOME FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.07%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7554	12.20%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	5.32%

Part I

9-6

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	62.94%
CORE FIXED INCOME FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	93.96%
CORE FIXED INCOME FUND CLASS I	LORD ABBETT MULTI-ASSET INCOME FUND 30 HUDSON ST JERSEY CITY NJ 07302-4804	9.29%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 30 HUDSON ST JERSEY CITY NJ 07302-4804	10.48%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	10.05%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.07%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.08%
	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.25%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 9 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.23%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	12.37%

Part I

9-7

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	14.83%
CORE FIXED INCOME FUND CLASS R2	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	7.67%
	MID ATLANTIC TRUST COMPANY FBO KAYAL MEDICAL GROUP LLC 401(K) PROF 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	22.51%
	DAVID LAIR & BRIAN TRUEMAN TTEE FBO HANKIN SPECIALTY ELEVATORS INC 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	42.40%
	JASON DORRIS TTEE FBO DORRIS & ASSOC INTERNATIONAL 401K & C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	16.64%
	PAUL KLIPP & ROBIN KLIPP TTEE FBO C/O FASCORE PAUL KLIPP AGENCY LLC 401K PS PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	9.96%
CORE FIXED INCOME FUND CLASS R3	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F TN41 ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	41.95%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	17.54%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC CL DOUCETTE INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	13.64%

Part I

9-8

CORE FIXED INCOME FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.50%
	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: JHRPS-TRADING OPS ST6 200 BERKELEY ST BOSTON MA 02116-5023	71.34%
	NATIONWIDE TRUST CO FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.25%
CORE FIXED INCOME FUND CLASS R5	FIIOC FBO INTERNATIONAL INDUSTRIAL CONTRACTING CORP 401(K) PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	5.16%
	FIIOC FBO BLACKBURN CHILDERS & STEAGALL 401K PROFIT SHARING PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	8.88%
	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	29.51%
	ASCENSUS TRUST COMPANY FBO MILLER MOTOR SALES INC. 401(K) P/S 748145 P.O. BOX 10758 FARGO, ND 58106	26.61%
	LINCOLN RETIREMENT SERVICES COMPANY FBO GEORGIA SCHOOL BOARD ASSOC 403B PO BOX 7876 FORT WAYNE IN 46801-7876	7.65%
	LINCOLN RETIREMENT SERVICES COMPANY FBO CRISP REGIONAL HOSPITAL 403B PO BOX 7876 FORT WAYNE IN 46801-7876	12.40%
	CONVERGED TECH GROUP INC TTEE FBO CONVERGED TECHNOLOGY GROUP INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.75%

Part I

9-9

CORE FIXED INCOME FUND CLASS R6	STEAMFITTERS INDUSTRY SECURITY BENEFIT FUND ATTN WILLIAM J TURNBULL 2708 40TH AVE LONG ISLAND CITY NY 11101-3725	44.79%
	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	5.86%
	MITRA & CO FBO N7 CO RELIANCE TRUST COMPANY WI MAILCODE: BD1N ATTN MF 4900 W BROWN DEER ROAD MILWAUKEE, WI 53223	22.94%
CORE PLUS BOND FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	33.91%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	5.50%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.41%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.38%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.82%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	30.30%
CORE PLUS BOND FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	9.62%

Part I

9-10

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.38%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	11.72%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	12.74%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	17.14%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	31.65%
CORE PLUS BOND FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.28%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	32.69%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	25.86%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	27.78%
CORE PLUS BOND FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	97.24%
CORE PLUS BOND FUND CLASS I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.37%

Part I

9-11

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	15.55%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	19.65%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.51%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	21.02%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	6.78%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	13.85%
CORE PLUS BOND FUND CLASS R3	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	11.54%
	ASCENSUS TRUST COMPANY FBO CORE RETIREMENT PLAN 683927 P.O. BOX 10758 FARGO, ND 58106	10.45%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	49.10%
	EMPOWER TRUST FBO RECORDKEEPING FOR EMPLOYEE BENEFITS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	14.39%

Part I

9-12

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. LORD ABBETT OMNI FROM UMB 717 17TH STREET, SUITE 1300 DENVER CO 80202	14.52%
CORE PLUS BOND FUND CLASS R4	DANIEL E STEPANO CUST OP & CMIA 401(K) PLAN U/A 01/01/2000 FBO KEVIN SEXTON 9700 PATUXENT WOODS DRIVE SUITE 200 COLUMBIA MD 21046-1678	9.34%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	11.56%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	5.57%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	20.58%
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	26.10%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	18.81%
CORE PLUS BOND FUND CLASS R5	LORD ABBETT & CO LLC 30 HUDSON ST JERSEY CITY NJ 07302-4804	35.60%
	EMPOWER TRUST FBO PLANS OF EMPOWER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	55.45%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	8.65%

Part I

9-13

CORE PLUS BOND FUND CLASS R6	STATE STREET BANK CUST FBO ADP ACCESS LARGE MARKET 401K 1 LINCOLN ST BOSTON MA 02111-2901	10.84%
	NATIONWIDE TRUST COMPANY, FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OHIO 43218-2029	56.51%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.15%
	U S BANK FBO CENTRAL LABORERS WELFARE ACTIVE 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	9.66%
FLOATING RATE FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	6.21%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	10.25%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.62%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.44%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.17%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.08%

Part I

9-14

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	21.28%
FLOATING RATE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.54%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.24%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	12.06%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.51%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.29%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.48%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.72%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.20%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.24%

Part I

9-15

FLOATING RATE FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.90%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	27.29%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.63%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	11.96%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	6.47%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	21.15%
FLOATING RATE FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	79.04%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	15.50%
FLOATING RATE FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.69%

Part I

9-16

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.34%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.61%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.98%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.81%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	20.66%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	6.34%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	11.73%
FLOATING RATE FUND CLASS R2	STIFEL NICOLAUS & COMPANY, INC A/C 7559-9415 STIFEL NICOLAUS & COMPANY, INC 501 NORTH BROADWAY ST LOUIS MO 63102	6.54%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	11.37%

Part I

9-17

	ASCENSUS TRUST COMPANY FBO OUTLOOK OPTICAL & AFFILIATES INC. 4 590617 P.O. BOX 10758 FARGO ND 58106-0758	30.67%
	MILES JOHNSON & LEO WOOLDRIDGE TTEE C/O FASCORE LLC MONTELLO INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	10.67%
	MID ATLANTIC TRUST COMPANY FBO SONOMA FEDERAL CREDIT UNION 401(K) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	9.80%
FLOATING RATE FUND CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	95.46%
FLOATING RATE FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.94%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	10.21%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	9.65%
	FIIOC FBO APPLAUSE APP QUALITY, INC. 401K PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	5.81%
	FIIOC FBO DALTON INDUSTRIES RETIREMENT PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	9.47%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	27.23%

Part I

9-18

	ASCENSUS TRUST COMPANY FBO STRADDICK ELECTRIC & SYSTEMS INC. P.O. BOX 10758 FARGO ND 58106-0758	5.66%
	MID ATLANTIC TRUST COMPANY FBO THOMAS S MELANSON DDS LLC 401(K) PR 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	6.16%
FLOATING RATE FUND CLASS R5	MID ATLANTIC TRUST COMPANY FBO PATRA, INC. 401(K) PLAN 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	14.51%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	16.63%
	EMPOWER TRUST FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	12.84%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	40.70%
FLOATING RATE FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.27%
	STEAMFITTERS INDUSTRY WELFARE FUND ATTN WILLIAM J TURNBULL 2708 40TH AVE LONG ISLAND CITY NY 11101-3725	24.45%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	7.64%
	PRINCIPAL TRUST COMPANY FBO QUALCOMM INC RET CONT PLAN ATTN PLAN TRUSTEE 1013 CENTRE RD WILMINGTON, DE 19805	9.83%

Part I

9-19

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	8.62%
HIGH YIELD FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	24.44%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	9.34%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.93%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.75%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.49%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.52%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	7.47%
HIGH YIELD FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	8.01%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.54%

Part I

9-20

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.92%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	23.40%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.72%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	7.87%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	10.21%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.70%
HIGH YIELD FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.83%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	26.98%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.15%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.39%

Part I

9-21

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	8.15%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	30.22%
HIGH YIELD FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	80.89%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	8.32%
HIGH YIELD FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.56%
	LORD ABBETT MULTI-ASSET BALANCED FUND 30 HUDSON ST JERSEY CITY NJ 07302-4804	6.21%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.95%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.63%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	17.93%

Part I

9-22

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.78%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.73%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.42%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	7.21%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	9.24%
HIGH YIELD FUND CLASS R2	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	37.81%
	JOHN & STACIE ALLEN TTEE FBO C/O FASCORE LLC POINTE COUPEE PHYSICAL THERAPY PC 4 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	9.25%
HIGH YIELD FUND CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	49.13%
	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	30.35%

Part I

9-23

	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	7.19%
HIGH YIELD FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.55%
	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: JHRPS-TRADING OPS ST6 200 BERKELEY ST BOSTON MA 02116-5023	25.65%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	6.80%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	12.44%
HIGH YIELD FUND CLASS R5	NATIONWIDE LIFE INSURANCE CO DCVA C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	44.14%
	NATIONWIDE LIFE INSURANCE CO NACO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	43.59%
HIGH YIELD FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.20%
	JPMORGAN CHASE BANK NA CUST FBO TIAA SEPARATE ACCT VA-3 4 METROTECH CTR FL 4TH BROOKLYN NY 11245-0004	9.48%

Part I

9-24

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	7.15%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	11.72%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	8.72%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	8.77%
INCOME FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	56.92%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.50%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.98%
INCOME FUND CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	7.85%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.60%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.29%

Part I

9-25

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.76%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.00%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.09%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	14.37%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.94%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.15%
INCOME FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	19.40%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	26.67%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	11.25%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	5.81%

Part I

9-26

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	23.60%
INCOME FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	98.91%
INCOME FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.50%
	LORD ABBETT MULTI-ASSET BALANCED FUND 30 HUDSON ST JERSEY CITY NJ 07302-4804	8.32%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.50%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.52%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.14%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.25%
	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.57%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.52%

Part I

9-27

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	19.59%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	5.99%
INCOME FUND CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.00%
	ASCENSUS TRUST COMPANY FBO RIGGINS CO., L.C. 401(K) PROFIT SHA 747857 P.O. BOX 10758 FARGO, ND 58106	67.69%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	7.47%
	CONTENTO ESAJIAN KIEREJCZYK & LONG C/O FASCORE LLC AD ART INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.98%
INCOME FUND CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	57.84%
	EMPOWER TRUST FBO GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	17.75%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	9.82%

Part I

9-28

INCOME FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	80.68%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	5.17%
INCOME FUND CLASS R5	FIIOC FBO AQUESTIVE THERAPEUTICS 401(K) PL 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	8.89%
	FIIOC FBO BRANDENBURG INDUSTRIAL SERVICES CO PROFIT SHARING & 401(K) PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	60.71%
	NATIONWIDE TRUST COMPANY, FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OHIO 43218-2029	12.35%
	CAPITAL BANK & TRUST CO FBO TECHSOURCE INC 401K PSP C/O FASCORE 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	8.80%
	EMPOWER TRUST FBO FBO CERTAIN RETIREMENT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.01%
INCOME FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	39.14%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	6.85%

Part I

9-29

	ASCENSUS TRUST CO FBO EDCO DEFFD COMP PLAN 20 273 PO BOX 10758 FARGO ND 58106-0758	16.81%
INFLATION FOCUSED FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	18.88%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	10.33%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.79%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.99%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.36%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.86%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.80%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	14.58%

Part I

9-30

INFLATION FOCUSED FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.34%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.41%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.66%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.58%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.50%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.34%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	16.75%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.70%
INFLATION FOCUSED FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.10%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	41.11%

Part I

9-31

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	13.28%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	22.80%
INFLATION FOCUSED FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	96.14%
INFLATION FOCUSED FUND CLASS I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.28%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	15.74%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	12.00%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	15.00%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	32.76%
INFLATION FOCUSED FUND CLASS R2	CAPITAL BANK & TRUST CO TTEE FBO MANHATTAN CHARTER SCHOOL 403B RET P 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	15.06%
	ALWYN R FREDERICKS DAVID N KRUGLER CASH KRUGLER FREDRICKS LLC 401K PLA C/O EMPOWER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	36.73%

Part I

9-32

	JOHN COTTIS TTEE FBO C/O FASCORE KEY WEST ENGINE SERVICE 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	46.92%
INFLATION FOCUSED FUND CLASS R3	STATE STREET BANK TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	13.10%
	MID ATLANTIC TRUST COMPANY FBO SCOTT SKI MOTOR CO 401(K) PROFIT SH 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	15.65%
	C. A. RASMUSSEN INC FBO C. A. RASMUSSEN INC NQDC PLAN ATTN PLAN TRUSTEE 28548 LIVINGSTON AVE VALENCIA, CA 91355	10.85%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	44.60%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	7.31%
INFLATION FOCUSED FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	14.89%
	VRSCO FBO VTC CUST TTEE FBO ATHENS-CLARKE COUNTY 457 2727-A ALLEN PARKWAY, 4-D1 HOUSTON, TX 77019	6.53%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	52.43%

Part I

9-33

	NATIONWIDE TRUST CO FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.50%
	MID ATLANTIC TRUST COMPANY FBO MOTOR CITY 401K SAVINGS INVESTMENT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.40%
INFLATION FOCUSED FUND CLASS R5	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	63.97%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	30.58%
INFLATION FOCUSED FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24.17%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	33.57%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	9.58%
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	11.23%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	53.04%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.04%

Part I

9-34

MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.63%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	10.78%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.04%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.72%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS F	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.10%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.47%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	43.45%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.31%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	9.20%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS F3	LORD ABBETT & CO LLC 30 HUDSON ST JERSEY CITY NJ 07302-4804	100.00%

Part I

9-35

MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.53%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	11.60%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.14%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.15%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	9.17%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	18.43%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	7.31%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.19%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.33%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS P	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	100.00%

Part I

9-36

MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS R2	ASCENSUS TRUST COMPANY FBO RIGGINS CO., L.C. 401(K) PROFIT SHA 747857 P.O. BOX 10758 FARGO, ND 58106	70.50%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	6.44%
	ASCENSUS TRUST COMPANY FBO VIOLETTE SILVESTER & SONS, INC. 401 216758 P.O. BOX 10758 FARGO ND 58106-0758	16.80%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS R3	VOYA INSTUTUTIONAL TRUST CO DTD 12/31/2000 PO BOX 990065 HARTFORD CT 06199-0065	11.44%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. PHX - PROFESSIONAL CAPITAL SERVICES 717 17TH STREET, SUITE 1300 DENVER CO 80202	21.18%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	5.66%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. LORD ABBETT OMNI FROM UMB 717 17TH STREET, SUITE 1300 DENVER CO 80202	28.00%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS R4	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. PHX - PROFESSIONAL CAPITAL SERVICES 717 17TH STREET, SUITE 1300 DENVER CO 80202	51.80%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS R5	FIIOC FBO GERVAIS 401(K) PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	55.28%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	36.92%

Part I

9-37

	MID ATLANTIC TRUST COMPANY FBO EB COMPANIES LLC 401(K) PROFIT SHAR 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	7.80%
MULTI-ASSET BALANCED OPPORTUNITY FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	52.28%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. PHX - PROFESSIONAL CAPITAL SERVICES 717 17TH STREET, SUITE 1300 DENVER CO 80202	36.36%
MULTI-ASSET INCOME FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	25.87%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	9.86%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.08%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.89%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.24%
MULTI-ASSET INCOME FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.33%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	21.16%

Part I

9-38

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	12.49%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.83%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.43%
MULTI-ASSET INCOME FUND CLASS F	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.60%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.61%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	40.71%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.24%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.35%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	14.91%
MULTI-ASSET INCOME FUND CLASS F3	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	71.84%

Part I

9-39

	WELLS FARGO CLEARING SERVICES A/C 7082-3628 ONE NORTH JEFFERSON AVENUE SAINT LOUIS, MO 63103	18.14%
	C/O GWP US ADVISORS SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DR OAKS PA 19456-9989	10.02%
MULTI-ASSET INCOME FUND CLASS I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	21.24%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.86%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.46%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.80%
	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.51%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	15.15%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.43%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.53%

Part I

9-40

MULTI-ASSET INCOME FUND CLASS R2	MID ATLANTIC TRUST COMPANY FBO ASIAN AND PACIFIC ISLANDER 401(K) P 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	91.41%
	DONG II SEO & DAE HYUN SON TTEE FBO C/O FASCORE LLC SONEX EXPRESS INC RETIREMENT PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.59%
MULTI-ASSET INCOME FUND CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	24.02%
	VOYA INSTUTUTIONAL TRUST CO DTD 12/31/2000 PO BOX 990065 HARTFORD CT 06199-0065	54.70%
MULTI-ASSET INCOME FUND CLASS R4	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. PHX - PROFESSIONAL CAPITAL SERVICES 717 17TH STREET, SUITE 1300 DENVER CO 80202	33.34%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC J MULVANEY PLUMBING & HEATING INC 717 17TH ST STE 1300 DENVER CO 80202-3304	41.89%
MULTI-ASSET INCOME FUND CLASS R5	LORD ABBETT & CO LLC ATTN LINDA HOM 30 HUDSON ST JERSEY CITY NJ 07302-4804	100.00%
MULTI-ASSET INCOME FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18.92%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.75%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. CALIFORNIA CARPET LLC 401K PLAN 717 17TH STREET, SUITE 1300 DENVER CO 80202	15.79%

Part I

9-41

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. PHX - PROFESSIONAL CAPITAL SERVICES 717 17TH STREET, SUITE 1300 DENVER CO 80202	50.39%
	MATRIX TRUST COMPANY CUST FBO NICOL DEVELOPMENT GROUP INC 401K 717 17TH ST STE 1300 DENVER CO 80202-3304	8.64%
SHORT DURATION CORE BOND FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	38.95%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	7.95%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.97%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.45%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.08%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	17.33%
SHORT DURATION CORE BOND FUND CLASS C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	19.32%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	27.32%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	33.41%

Part I

9-42

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.27%
SHORT DURATION CORE BOND FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	18.97%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	43.92%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.55%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	22.89%
SHORT DURATION CORE BOND FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	98.25%
SHORT DURATION CORE BOND FUND CLASS I	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	19.78%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	19.99%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.08%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.12%

Part I

9-43

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	17.57%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	23.66%
SHORT DURATION CORE BOND FUND CLASS R3	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. LORD ABBETT OMNI FROM UMB 717 17TH STREET, SUITE 1300 DENVER CO 80202	28.56%
	ASCENSUS TRUST COMPANY FBO JASON BURNARD 401(K) P/S PLAN 7598 P.O. BOX 10758 FARGO, ND 58106	64.14%
SHORT DURATION CORE BOND FUND CLASS R4	LORD ABBETT & CO LLC 30 HUDSON ST JERSEY CITY NJ 07302-4804	26.15%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	29.93%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	43.22%
SHORT DURATION CORE BOND FUND CLASS R5	LORD ABBETT & CO LLC 30 HUDSON ST JERSEY CITY NJ 07302-4804	100.00%
SHORT DURATION CORE BOND FUND CLASS R6	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	11.52%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	6.75%

Part I

9-44

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K - FG 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	58.80%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	7.92%
	MATRIX TRUST COMPANY CUST FBO ASSOCIATED OPHTHALMOLOGISTS LT 717 17TH ST STE 1300 DENVER CO 80202-3304	5.66%
SHORT DURATION INCOME FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	15.22%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	8.55%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.47%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.97%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.32%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.19%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	5.70%

Part I

9-45

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.13%
SHORT DURATION INCOME FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.65%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.50%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.84%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	23.24%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	9.07%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.75%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.12%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.32%
SHORT DURATION INCOME FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	15.77%

Part I

9-46

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	18.82%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.73%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	11.84%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	28.09%
SHORT DURATION INCOME FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	51.52%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	32.88%
SHORT DURATION INCOME FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.30%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.01%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.04%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.04%

Part I

9-47

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.69%
	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.28%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.56%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	15.60%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	10.24%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	13.30%
SHORT DURATION INCOME FUND CLASS R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.19%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	10.20%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	40.51%

Part I

9-48

	MID ATLANTIC TRUST COMPANY FBO DONNA L IRVINE 401(K) PROFIT SHARIN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.71%
	ASCENSUS TRUST COMPANY FBO EL-MAR'S SUBURBAN SHOP INC 401(K) P 219124 P.O. BOX 10758 FARGO, ND 58106	7.94%
	PALM BEACH COUNTRY CLUB FBO EXEC 457B OF PALM BEACH COUNTRY CLUB ATTN PLAN TRUSTEE 760 N OCEAN BLVD PALM BEACH FL 33480-3300	9.04%
SHORT DURATION INCOME FUND CLASS R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	50.37%
	VOYA INSTUTUTIONAL TRUST CO DTD 12/31/2000 PO BOX 990065 HARTFORD CT 06199-0065	29.75%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	5.59%
SHORT DURATION INCOME FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.04%
	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F TN41 ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	6.65%
	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: JHRPS-TRADING OPS ST6 200 BERKELEY ST BOSTON MA 02116-5023	29.31%

Part I

9-49

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	10.58%
SHORT DURATION INCOME FUND CLASS R5	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	8.59%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.55%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.83%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.32%
	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST BOSTON, MA 02116	7.69%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	27.12%
SHORT DURATION INCOME FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.42%
	DESERET HEALTHCARE EMPLOYEE BENEFITS TRUST PO BOX 45530 SALT LAKE CITY UT 84145-0530	5.10%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	7.44%

Part I

9-50

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	9.32%
	SEI PRIVATE TRUST CO C/O M&T/WTC ID337 ATTN MUTUAL FUNDS ADMIN C/O: REGIONS BANK 1 FREEDOM VALLEY DR OAKS PA 19456-9989	5.37%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	8.95%
TOTAL RETURN FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	71.00%
TOTAL RETURN FUND CLASS C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	11.39%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	8.55%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	14.46%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.14%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.40%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.08%

Part I

9-51

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.98%
TOTAL RETURN FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	72.65%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.43%
TOTAL RETURN FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	98.53%
TOTAL RETURN FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.31%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.32%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.69%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	21.12%
	EMPOWER TRUST FBO LORD ABBETT TOTAL RETURN I 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	12.39%
TOTAL RETURN FUND CLASS P	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	66.53%
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	33.14%

Part I

9-52

TOTAL RETURN FUND CLASS R2	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	17.62%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	54.40%
	MID ATLANTIC TRUST COMPANY FBO MELROSE NAMEPLATE AND LABEL CO 401( 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.41%
	B FOREMNY & P NIEPOKOJ TTEE FBO F & N SOLUTIONS INC 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	13.21%
TOTAL RETURN FUND CLASS R3	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	35.63%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. ASPIRE- INVESTLINK 717 17TH STREET, SUITE 1300 DENVER CO 80202	5.79%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	14.50%
	CAPITAL BANK & TRUST CO TR F OMEGA TOOL 401K PSP 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.05%
TOTAL RETURN FUND CLASS R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	45.51%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.77%

Part I

9-53

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	7.78%
	NATIONWIDE LIFE INSURANCE CO DCVA C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	19.89%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.40%
TOTAL RETURN FUND CLASS R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	48.24%
	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	7.18%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	16.21%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	18.20%
TOTAL RETURN FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.58%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	10.73%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.07%

Part I

9-54

	ATTN MUTUAL FUND ADMINISTRATOR C/O PRINCIPAL FINANCIAL ID 636 SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DR OAKS PA 19456-9989	5.59%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	13.61%
ULTRA SHORT BOND FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	5.00%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	7.66%
	LPL FINANCIAL FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	9.54%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.75%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	27.79%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	18.32%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.69%
ULTRA SHORT BOND FUND CLASS A1	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	100.00%
ULTRA SHORT BOND FUND CLASS F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.68%

Part I

9-55

	LPL FINANCIAL FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	29.41%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	20.77%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	20.57%
ULTRA SHORT BOND FUND CLASS F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	8.07%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	88.91%
ULTRA SHORT BOND FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.25%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.45%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN: DAN SPILLANE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.23%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.67%
	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.88%

Part I

9-56

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7554	5.73%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	20.31%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	5.30%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	12.29%
ULTRA SHORT BOND FUND CLASS R5	ASCENSUS TRUST COMPANY FBO T & S MACHINING, INC. 401(K) P/S PL 749135 P.O. BOX 10758 FARGO, ND 58106	14.68%
	PORTIA SABIN TTEE FBO MUSIC BUSINESS ASSOCIATION 401K PLA C/O EMPOWER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	5.04%
	D.A. DAVIDSON & CO. MARK DICKEY 8 THIRD STREET NORTH GREAT FALLS, MT 59401	26.08%
	MATRIX TRUST COMPANY CUST FBO FTJ FUNDCHOICE 717 17TH ST STE 1300 DENVER CO 80202-3304	52.22%
ULTRA SHORT BOND FUND CLASS R6	DESERET HEALTHCARE EMPLOYEE BENEFITS TRUST PO BOX 45530 SALT LAKE CITY UT 84145-0530	71.97%
	LINCOLN RETIREMENT SERVICES COMPANY FBO INT'L CHURCH FOURSQUARE 403B PO BOX 7876 FORT WAYNE IN 46801-7876	6.75%

Part I

9-57

DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	6.15%

As of February 28, 2025, each Fund’s officers and Board Members, as a group, owned less than 1% of each class of the Fund’s outstanding shares.

Lord Abbett’s seed capital may represent ownership of up to 100% of certain share classes during their initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease.

Part I

9-58

10.
FINANCIAL STATEMENTS

The financial statements are incorporated into this SAI by reference to the Funds’ Form N-CSR. The financial statements have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, based on their authority as experts in accounting and auditing.

LAIT-13

Part I

10-1